Accounting Policies - Additional Information (Detail) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Oct. 21, 2024 GBP (£)
Disclosure of Summary of Significant Accounting Policies [Line items]
Liquid Assets					£ 1,200
Undrawn borrowing capacity on revolving credit facility		£ 800		$ 1
Unaudited Preliminary Adjustment On Other Comprehensive Income	£ 10
Percentage Of Emision In Greenhouse Gas in 2050				90.00%
Percentage Of Emision In Greenhouse Gas In 2030				50.00%
severe but plausible scenario [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Impact on Reduction of operating profit for the period, Percent				30.00%
Revolving credit facility [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Undrawn borrowing capacity on revolving credit facility | $				$ 1
Sterling [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Average foreign exchange rate	1.28	1.25	1.24
Year end foreign exchange rate		1.27	1.21	1.25
Bottom of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	20.00%
Bottom of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	3 years
Bottom of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	2 years
Top of range [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Percentage of voting rights held in associate	50.00%
Top of range [member] | Software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	8 years
Top of range [member] | Internally developed software [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	10 years
Top of range [member] | Acquired intangible assets [member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	20 years
Top of range [member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	7 years
Top of range [member] | Platform Assets [Member] | Product Development Assets [Member]
Disclosure of Summary of Significant Accounting Policies [Line items]
Useful lives of intangible assets	10 years